As filed with the U.S. Securities and Exchange Commission on August 29, 2011
Securities Act File No. 333-173167
Investment Company Act File No. 811-22540

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 1	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2
(Check appropriate box or boxes)

FQF Trust
(Exact Name of Registrant as Specified in Charter)

230 Congress Street, Floor 5 Boston, MA	02110
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

RONALD C. MARTIN, TRUSTEE
230 Congress Street, Floor 5
Boston, MA 02110

(Name and Address of Agent for Service)

With Copy to:

STACY L. FULLER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600

Continuous
(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:
☒	immediately upon filing pursuant to paragraph (b)

☐	on ____ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on ____ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 29th day of August, 2011.

FQF TRUST By: /s/ Kishore L. Karunakaran Kishore L. Karunakaran President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Kishore L. Karunakaran	President	August 29, 2011
Kishore L. Karunakaran

/s/ Brent Arvidson	Principal Financial Officer and Treasurer	August 29, 2011
Brent Arvidson

/s/ Peter A. Ambrosini	Trustee	August 29, 2011
Peter A. Ambrosini*

/s/ Joseph A. Franco	Trustee	August 29, 2011
Joseph A. Franco*

/s/ Ronald C. Martin, Jr.	Trustee	August 29, 2011
Ronald C. Martin, Jr.

/s/ Richard S. Robie III	Trustee	August 29, 2011
Richard S. Robie III*

*Signatures affixed by Kishore L. Karunakaran on August 29, 2011 pursuant to a power of attorney filed May 26, 2011 with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase